Consolidated Statements Of Cash Flows (USD $) In Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (312.7)	$ (330.6)	$ (846.9)	$ (1,014.6)	$ (3,608.0)
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	725.0	753.8	1,526.0	1,553.8	1,559.6
Charges related to other operating expenses and other income (expense)	58.7	1.4	97.4	350.5	3,267.0
Other non-cash and non-operating items, net	(1.2)	138.3	265.6	306.2	37.9
Increase (decrease) in cash, excluding the effects of acquisitions and dispositions, resulting from changes in:
Accounts receivable, current and long-term	291.6	264.8	224.7	288.8	(86.4)
Other assets, current and long-term	80.0	149.6	298.3	215.6	297.4
Accounts payable and other liabilities, current and long-term	64.6	(225.8)	(386.1)	(42.8)	(99.1)
Income tax accounts	(271.2)	(327.9)	(424.3)	(657.9)	(768.8)
Excess tax benefit from share-based payment arrangement					(13.1)
Net cash provided by operating activities	634.8	423.6	754.7	999.6	586.5
CASH FLOWS FROM INVESTING ACTIVITIES
Current period acquisitions	(13.3)	(0.9)	(3.2)	(86.5)	(188.7)
Payments related to other businesses previously acquired		(1.3)	(1.4)	(14.7)	(35.6)
Proceeds from dispositions, net of expenses paid and cash disposed	1.7	21.2	21.2	88.1	215.1
Proceeds from sale of property and equipment			5.5	29.4
Additions to property and equipment	(111.8)	(95.4)	(210.1)	(199.1)	(283.9)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(103.7)	(82.0)	(159.6)	(180.0)	(163.9)
Proceeds from the sale of marketable securities			0.3	3.9	74.9
Other investing activities	0.7	18.0	18.1	(48.7)	(1.3)
Net cash used in investing activities	(226.4)	(140.4)	(329.2)	(407.6)	(383.4)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	(110.1)	8.3	75.1	(206.1)	(41.9)
Proceeds from issuance of long-term debt					100.4
Debt modification and related financing costs	(39.7)		(61.2)
Principal payments on long-term debt	(35.0)	(119.5)	(220.4)	(243.1)	(326.8)
Proceeds from sale-leaseback transactions	7.3
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interests	(131.2)	(86.7)	(216.1)	(10.0)	(150.9)
Contributions from noncontrolling interests				193.0
Purchase of noncontrolling interest		(213.3)	(213.3)		(78.4)
Redemption of Parent's redeemable common stock	(0.3)	(0.8)	(2.5)
Capital contributed by Parent					126.8
Excess tax benefit from share-based payment arrangement					13.1
Cash dividends		(14.9)	(14.9)		(1.8)
Net cash used in financing activities	(309.0)	(426.9)	(653.3)	(266.2)	(359.5)
Effect of exchange rate changes on cash and cash equivalents	2.6	(9.6)	0.3	4.9	(43.8)
Change in cash and cash equivalents	102.0	(153.3)	(227.5)	330.7	(200.2)
Cash and cash equivalents at beginning of period	509.5	737.0	737.0	406.3	606.5
Cash and cash equivalents at end of period	$ 611.5	$ 583.7	$ 509.5	$ 737.0	$ 406.3